Income Taxes - Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current:
Total Current	$ 241,402	$ 223,895	$ 266,851
Deferred:
Total Deferred	(68,293)	(34,494)	(296,265)
Provision for income taxes	173,109	189,401	(29,414)
United Kingdom
Current:
Domestic	1,803	3,579	733
Deferred:
Domestic	(78)	(282)	4,366
United States
Current:
Foreign	46,288	(12,028)	80,140
Deferred:
Foreign	(68,789)	(20,900)	(175,539)
Italy
Current:
Foreign	143,982	186,402	131,155
Deferred:
Foreign	3,651	(3,186)	865
Other
Current:
Foreign	49,329	45,942	54,823
Deferred:
Foreign	$ (3,077)	$ (10,126)	$ (125,957)